Investment Strategy	Jan. 31, 2026
Boston Common ESG Impact International Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
Boston Common Asset Management, LLC (“Boston Common” or the “Adviser”) seeks long-term capital appreciation by investing in a diversified portfolio of common stocks and American Depositary Receipts (“ADRs”), European Depositary Receipts (“EDRs”) and Global Depositary Receipts (“GDRs”) of companies it believes have high quality are sustainable and are reasonably valued. The Adviser typically favors companies it believes have:
•Attractive long-term growth drivers (e.g., aligned with structural trends such as energy transition and digitalization).
•Strong balance sheets, stable earnings, and attractive profitability characteristics.
•Sound corporate governance and financial management.
•Valuations that are attractive relative to their growth outlook and fundamentals.

The Fund is generally diversified across major sectors. The Adviser applies a benchmark-aware yet not benchmark-constrained approach, allowing the flexibility to invest in high-conviction ideas across sectors and regions.
Stock Selection and ESG Integration
Investment ideas are generated through both bottom-up fundamental research and top-down sector and regional insights. Sustainability themes are regularly monitored for long-term growth opportunities. After a stock is identified, the Adviser conducts in-depth company-level analysis to evaluate financial strength, profitability, growth potential, and risk factors. This resulting fundamental profile is balanced against valuation metrics, including earnings and book value multiples, as well as discounted cash flows.
Here our research-driven conviction is enhanced by our 360-degree perspective where we integrate financial and environmental, social, and governance (“ESG”) criteria into the stock selection process. We believe markets typically misvalue the risks and opportunities presented by ESG issues, both in terms of the timing and the magnitude of outcomes. We believe shareholder engagement plays a critically important role in raising the sustainability profile of our portfolios and empowers company management to be long-term in its focus.
Boston Common’s ESG research process integrates information from disparate sources to form a holistic understanding of corporate performance. The Adviser reviews company filings, trade journals, and industry reports to understand a company’s products and activities, and place it in context with its peers. We search business and news databases to capture events and analyses related to corporate practices. Boston Common references additional databases that document defense contracts, legal proceedings, and environmental violations, plus we subscribe to specialized ESG data services. The research team communicates regularly with trade unions, nongovernmental organizations, activist groups, and government agencies about corporate behavior on the ground and in the far reaches of the world. Boston Common queries corporate management through meetings, letter campaigns, emails, and phone calls about areas of particular concern. Drawing on this mosaic of sources, our analysts distill conclusions about a company’s overall profile across the full set of ESG issue areas. We may incorporate information from one or more third party ESG research providers, news sources, non-governmental organizations, and company and industry contacts. The Fund’s primary third party ESG research providers are MSCI ESG Ratings, MSCI ESG Metrics, MSCI ESG BISR Individual Screens, MSCI ESG Controversies, MSCI ESG BISR Global Sanctions, MSCI ESG Climate Change Metrics, and ISS Climate Impact Reporting. We endeavor to integrate financial and sustainability factors into our investment process because we believe ESG research helps us identify companies that will be successful over the long-term. We evaluate companies on (E)nvironmental issues, looking for organizations that demonstrate a higher level of environmental responsibility than their peers and understand that natural resources are limited. We favor companies that conserve natural resources, reduce volume and toxicity of waste generated, and manage direct and indirect greenhouse gas emissions. We assess a company’s commitment to (S)ocial standards including human rights, animal welfare, workplace health and safety, and fair treatment of employees globally. We appraise companies’ adherence to best practices in (G)overnance, including policies favoring transparency and accountability to shareholders, and a commitment to diversity. As a result, we believe ESG research helps improve portfolio quality and financial return potential.

Boston Common’s principal belief is that companies with better ESG performance tend to serve as better long-term investments. Boston Common does not prioritize ESG impacts over returns and will not purchase a security for ESG purposes that has not met our financial criteria as it relates to an attractive balance of fundamentals and valuations.

The Fund’s ESG issue areas, which affect people and the planet include, but are not limited to, the following: environment, energy, human rights and employment, community, product purity and safety, governance, and labor and employment.

Boston Common selects stocks through bottom-up, fundamental research, while maintaining a disciplined approach to valuation and risk control. We may sell a security when its price reaches a set target if we believe that other investments are more attractive, or for other reasons we may determine.
Boston Common excludes securities of companies that: (1) receive significant revenues (>5%) or have leading market share in production and marketing of tobacco products, including components; (2) receive significant revenues (>5%) or have leading market share in production and marketing of alcoholic beverages, including components; (3) receive significant revenues (>5%) or have leading market share from gambling devices or activities including lotteries and hotels with casinos; (4) operate or have direct equity ownership of nuclear power plants, mine or process uranium for fuel supply crucial components of nuclear power reactors (zero tolerance); (5) receive significant revenues (>10%) from nuclear power plant design, construction, maintenance or parts; (6) demonstrate a history and pattern of marketing unsafe products, asserting false marketing claims, or engaging in irresponsible marketing; (7) engage in irresponsible animal testing or widespread abuses of animals, such as in entertainment and factory farming; (8) receive significant revenues (>5%) from the production of firearms or military weapons systems, including key components; (9) produce or manufacture biological, chemical, or nuclear weapons, anti-personnel landmines, or cluster munitions (zero tolerance); (10) rank in the top 50 global defense contractors for weapons. (11) receive significant revenues (>5%) from the exploration, extraction, production, manufacture, or refining of fossil fuels; (12) receive significant revenues (>30%) from the transportation, transmission, distribution, or retail sale of fossil fuels; (13) receive significant revenues (>10%) from the generation of coal-based electric power; (14) receive significant revenues (>30%) from the generation of combined fossil fuel-based electric power; (15) receive significant revenues (>50%) from the production or provision of dedicated equipment or services for fossil fuel production or transportation; and (16) the mining of thermal coal.
We use our voice as a shareholder to raise environmental, social, and governance issues with the management of select portfolio companies through a variety of channels. These may include engaging in dialogue with management, participating in shareholder proposal filings, voting proxies in accordance with our proxy voting guidelines, and participating in the annual shareholder meeting process. Through this effort, we seek to encourage a company’s management toward greater transparency, accountability, disclosure and commitment to ESG issues. In order to prioritize the Adviser’s focus and impact, Boston Common has established a three-year engagement framework with two to three key initiatives across our three sustainability pillars -environmental, social and governance. Boston Common continues to review these initiatives on an annual basis and track engagement impact through our reporting.
Boston Common reviews ESG-related impacts by actively encouraging shareholders to participate in proxy voting. Boston Common reviews its custom proxy voting policy prior to the proxy season to ensure the Adviser’s custom voting policy captures the desired corporate engagements’ expectations. Boston Common reviews the proxy voting results with its proxy vendor's custom policy team at the end of the proxy season to ensure the expected outcomes were achieved.

Additionally, Boston Common measures and monitors its ESG engagement related impact by compiling the results of its direct dialogue with various portfolio holdings and the shareholder proposals initiated by Boston Common. In addition, Boston Common participates in both dialogue and shareholder proposals initiated by various industry-led coalition groups.
The International Fund will normally invest at least 80% of its net assets, plus borrowings for investment purposes, in the securities of non‑U.S. companies that meet the Adviser’s ESG criteria. The International Fund may invest in preferred stocks as well as in securities that are convertible into common stocks. The International Fund may also invest in ADRs, EDRs, and GDRs. Up to 10% of the International Fund’s total assets may be invested in securities of companies located in emerging markets. The International Fund generally seeks to invest in companies that have market capitalizations of $2 billion or greater.
Strategy Portfolio Concentration [Text]	The International Fund will normally invest at least 80% of its net assets, plus borrowings for investment purposes, in the securities of non‑U.S. companies that meet the Adviser’s ESG criteria. The International Fund may invest in preferred stocks as well as in securities that are convertible into common stocks. The International Fund may also invest in ADRs, EDRs, and GDRs. Up to 10% of the International Fund’s total assets may be invested in securities of companies located in emerging markets. The International Fund generally seeks to invest in companies that have market capitalizations of $2 billion or greater.
Boston Common ESG Impact U.S. Equity Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
Boston Common Asset Management, LLC (“Boston Common” or the “Adviser”) long-term capital appreciation by investing in a diversified portfolio of stocks and American Depositary Receipts (“ADRs”) of companies it believes have high quality are sustainable and are reasonably valued. The Adviser typically favors companies it believes have:
•Attractive long-term growth drivers (e.g., aligned with structural trends such as energy transition and digitalization).
•Strong balance sheets, stable earnings, and attractive profitability characteristics.
•Sound corporate governance and financial management.
•Valuations that are attractive relative to their growth outlook and fundamentals.
The Fund is generally diversified across major sectors. The Adviser applies a benchmark-aware yet not benchmark-constrained approach, allowing the flexibility to invest in high-conviction ideas across sectors and regions.
Stock Selection and ESG Integration
Investment ideas are generated through both bottom-up fundamental research and top-down sector and regional insights. Sustainability themes are regularly monitored for long-term growth opportunities. After a stock is identified, the Adviser conducts in-depth company-level analysis to evaluate financial strength, profitability, growth potential, and risk factors. This resulting fundamental profile is balanced against valuation metrics, including earnings and book value multiples, as well as discounted cash flows.
Here our research-driven conviction is enhanced by our 360-degree perspective where we integrate financial and environmental, social, and governance (“ESG”) criteria into the stock selection process. We believe markets typically misvalue the risks and opportunities presented by ESG issues, both in terms of the timing and the magnitude of outcomes. We believe shareholder engagement plays a critically important role in raising the sustainability profile of our portfolios and empowers company management to be long-term in its focus.
Boston Common’s ESG research process integrates information from disparate sources to form a holistic understanding of corporate performance. The Adviser reviews company filings, trade journals, and industry reports to understand a company’s products and activities, and place it in context with its peers. We search business and news databases to capture events and analyses related to corporate practices. Boston Common references additional databases that document defense contracts, legal proceedings, and environmental violations, plus we subscribe to specialized ESG data services. The research team communicates regularly with trade unions, nongovernmental organizations, activist groups, and government agencies about corporate behavior on the ground and in the far reaches of the world. Boston Common queries corporate management through meetings, letter campaigns, emails, and phone calls about areas of particular concern. Drawing on this mosaic of sources, our analysts distill conclusions about a company’s overall profile across the full set of ESG issue areas. We may incorporate information from one or more third party ESG research providers, news sources, non-governmental organizations, and company and industry contacts. The Fund’s primary third party ESG research providers are MSCI ESG Ratings, MSCI ESG Metrics, MSCI ESG BISR Individual Screens, MSCI ESG Controversies, MSCI ESG BISR Global Sanctions, MSCI ESG Climate Change Metrics, and ISS Climate Impact Reporting. We endeavor to integrate financial and sustainability factors into our investment process because we believe ESG research helps us identify companies that will be successful over the long‑term. We evaluate companies on (E)nvironmental issues, looking for organizations that demonstrate a higher level of environmental responsibility than their peers and understand that natural resources are limited. We favor companies that conserve natural resources, reduce volume and toxicity of waste generated, and manage direct and indirect greenhouse gas emissions. We assess a company’s commitment to (S)ocial standards including human rights, animal welfare, workplace health and safety, and fair treatment of employees globally. We appraise companies’ adherence to best practices in (G)overnance, including policies favoring transparency and accountability to shareholders, and a commitment to diversity. As a result, we believe ESG research helps improve portfolio quality and financial return potential.
Boston Common’s principal belief is that companies with better ESG performance tend to serve as better long-term investments. Boston Common does not prioritize ESG impacts over returns and will not purchase a security for ESG purposes that has not met our financial criteria as it relates to an attractive balance of fundamentals and valuations.

The Fund’s ESG issue areas, which affect people and the planet include, but are not limited to, the following: environment, energy, human rights and employment, community, product purity and safety, governance, and labor and employment.

Boston Common selects stocks through bottom-up, fundamental research, while maintaining a disciplined approach to valuation and risk control. We may sell a security when its price reaches a set target if we believe that other investments are more attractive, or for other reasons we may determine.
Boston Common excludes securities of companies that: (1) receive significant revenues (>5%) or have leading market share in production and marketing of tobacco products, including components; (2) receive significant revenues (>5%) or have leading market share in production and marketing of alcoholic beverages, including components; (3) receive significant revenues (>5%) or have leading market share from gambling devices or activities including lotteries and hotels with casinos; (4) operate or have direct equity ownership of nuclear power plants, mine or process uranium for fuel supply crucial components of nuclear power reactors (zero tolerance); (5) receive significant revenues (>10%) from nuclear power plant design, construction, maintenance or parts; (6) demonstrate a history and pattern of marketing unsafe products, asserting false marketing claims, or engaging in irresponsible marketing; (7) engage in irresponsible animal testing or widespread abuses of animals, such as in entertainment and factory farming; (8) receive significant revenues (>5%) from the production of firearms or military weapons systems, including key components; (9) produce or manufacture biological, chemical, or nuclear weapons, anti-personnel landmines, or cluster munitions (zero tolerance); (10) rank in the top 50 global defense contractors for weapons, ; (11) receive significant revenues (>5%) from the exploration, extraction, production, manufacture, or refining of fossil fuels; (12) receive significant revenues (>30%) from the transportation, transmission, distribution, or retail sale of fossil fuels; (13) receive significant revenues (>10%) from the generation of coal-based electric power; (14) receive significant revenues (>30%) from the generation of combined fossil fuel-based electric power; (15) receive significant revenues (>50%) from the production or provision of dedicated equipment or services for fossil fuel production or transportation; and (16) the mining of thermal coal.
We use our voice as a shareholder to raise environmental, social, and governance issues with the management of select portfolio companies through a variety of channels. These may include engaging in dialogue with management, participating in shareholder proposal filings, voting proxies in accordance with our proxy voting guidelines, and participating in the annual shareholder meeting process. Through this effort, we seek to encourage a company’s management towards greater transparency, accountability, disclosure and commitment to ESG issues. In order to prioritize the Adviser’s focus and impact, Boston Common has established a three-year engagement framework with two to three key initiatives across our three sustainability pillars -environmental, social and governance. Boston Common continues to review these initiatives on an annual basis and track engagement impact through our reporting.
Boston Common reviews ESG-related impacts by actively encouraging shareholders to participate in proxy voting. Boston Common reviews its custom proxy voting policy prior to the proxy season to ensure the Adviser’s custom voting policy captures the desired corporate engagements’ expectations. Boston Common reviews the proxy voting results with its proxy vendor's custom policy team at the end of the proxy season to ensure the expected outcomes were achieved.

Additionally, Boston Common measures and monitors its ESG engagement related impact by compiling the results of its direct dialogue with various portfolio holdings and the shareholder proposals initiated by Boston Common. In addition, Boston Common participates in both dialogue and shareholder proposals initiated by various industry-led coalition groups.

The U.S. Equity Fund will normally invest at least 80% of its net assets, plus borrowings for investment purposes, in equity securities of U.S. companies that meet the Adviser’s ESG criteria. Equity securities include common and preferred stocks, as well as securities that are convertible into common stocks. The U.S. Equity Fund may also invest up to 20% of its total assets in ADRs. The U.S. Equity Fund may also invest in other stable, cash-flow generating companies, including publicly-traded Real Estate Investment Trusts (“REITs”). The U.S. Equity Fund generally seeks to invest in companies that have market capitalizations of $2 billion or greater. The U.S. Equity Fund may at times invest a significant portion of its assets (greater than 25%) in specific sectors of the economy. As of the fiscal year end, the Fund invested 30.5% in the information technology sector.

Strategy Portfolio Concentration [Text]	The U.S. Equity Fund will normally invest at least 80% of its net assets, plus borrowings for investment purposes, in equity securities of U.S. companies that meet the Adviser’s ESG criteria. Equity securities include common and preferred stocks, as well as securities that are convertible into common stocks. The U.S. Equity Fund may also invest up to 20% of its total assets in ADRs. The U.S. Equity Fund may also invest in other stable, cash-flow generating companies, including publicly-traded Real Estate Investment Trusts (“REITs”). The U.S. Equity Fund generally seeks to invest in companies that have market capitalizations of $2 billion or greater. The U.S. Equity Fund may at times invest a significant portion of its assets (greater than 25%) in specific sectors of the economy. As of the fiscal year end, the Fund invested 30.5% in the information technology sector.
Boston Common ESG Impact Emerging Markets Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
Boston Common Asset Management, LLC (“Boston Common” or the “Adviser”) seeks long-term capital appreciation by investing in a diversified portfolio of common stocks and American Depositary Receipts (“ADRs”), European Depositary Receipts (“EDRs”) and Global Depositary Receipts (“GDRs”) of companies it believes have high quality are sustainable and are reasonably valued. The Adviser typically favors companies it believes have:
•Attractive long-term growth drivers (e.g., aligned with structural trends such as energy transition and digitalization).
•Strong balance sheets, stable earnings, and attractive profitability characteristics.
•Sound corporate governance and financial management.
•Valuations that are attractive relative to their growth outlook and fundamentals.
The Fund is generally diversified across major sectors. The Adviser applies a benchmark-aware yet not benchmark-constrained approach, allowing the flexibility to invest in high-conviction ideas across sectors and regions.
Stock Selection and ESG Integration
Investment ideas are generated through both bottom-up fundamental research and top-down sector and regional insights. Sustainability themes are regularly monitored for long-term growth opportunities. After a stock is identified, the Adviser conducts in-depth company-level analysis to evaluate financial strength, profitability, growth potential, and risk factors. This resulting fundamental profile is balanced against valuation metrics, including earnings and book value multiples, as well as discounted cash flows.
Here our research-driven conviction is enhanced by our 360-degree perspective where we integrate financial and environmental, social, and governance (“ESG”) criteria into the stock selection process. We believe markets typically misvalue the risks and opportunities presented by ESG issues, both in terms of the timing and the magnitude of outcomes. We believe shareholder engagement plays a critically important role in raising the sustainability profile of our portfolios and empowers company management to be long-term in its focus.
Boston Common’s ESG research process integrates information from disparate sources to form a holistic understanding of corporate performance. The Adviser reviews company filings, trade journals, and industry reports to understand a company’s products and activities, and place it in context with its peers. We search business and news databases to capture events and analyses related to corporate practices.
Boston Common references additional databases that document defense contracts, legal proceedings, and environmental violations, plus we subscribe to specialized ESG data services. The research team communicates regularly with trade unions, nongovernmental organizations, activist groups, and government agencies about corporate behavior on the ground and in the far reaches of the world. Boston Common queries corporate management through meetings, letter campaigns, emails, and phone calls about areas of particular concern. Drawing on this mosaic of sources, our analysts distill conclusions about a company’s overall profile across the full set of ESG issue areas. We may incorporate information from one or more third party ESG research providers, news sources, non-governmental organizations, and company and industry contacts. The Fund’s primary third party ESG research providers are MSCI ESG Ratings, MSCI ESG Metrics, MSCI ESG BISR Individual Screens, MSCI ESG Controversies, MSCI ESG BISR Global Sanctions, MSCI ESG Climate Change Metrics, and ISS Climate Impact Reporting. We endeavor to integrate financial and sustainability factors into our investment process because we believe ESG research helps us identify companies that will be successful over the long-term. We evaluate companies on (E)nvironmental issues, looking for organizations that demonstrate a higher level of environmental responsibility than their peers and understand that natural resources are limited. We favor companies that conserve natural resources, reduce volume and toxicity of waste generated, and manage direct and indirect greenhouse gas emissions. We assess a company’s commitment to (S)ocial standards including human rights, animal welfare, workplace health and safety, and fair treatment of employees globally. We appraise companies’ adherence to best practices in (G)overnance, including policies favoring transparency and accountability to shareholders, and a commitment to diversity. As a result, we believe ESG research helps improve portfolio quality and financial return potential.
Boston Common’s principal belief is that companies with better ESG performance tend to serve as better long-term investments. Boston Common does not prioritize ESG impacts over returns and will not purchase a security for ESG purposes that has not met our financial criteria as it relates to an attractive balance of fundamentals and valuations.

The Fund’s ESG issue areas, which affect people and the planet include, but are not limited to, the following: environment, energy, human rights and employment, community, product purity and safety, governance, and labor and employment.

Boston Common selects stocks through bottom-up, fundamental research, while maintaining a disciplined approach to valuation and risk control. We may sell a security when its price reaches a set target if we believe that other investments are more attractive, or for other reasons we may determine.
Boston Common excludes securities of companies that: (1) receive significant revenues (>5%) or have leading market share in production and marketing of tobacco products, including components; (2) receive significant revenues (>5%) or have leading market share in production and marketing of alcoholic beverages, including components; (3) receive significant revenues (>5%) or have leading market share from gambling devices or activities including lotteries and hotels with casinos; (4) operate or have direct equity ownership of nuclear power plants, mine or process uranium for fuel supply crucial components of nuclear power reactors (zero tolerance); (5) receive significant revenues (>10%) from nuclear power plant design, construction, maintenance or parts; (6) demonstrate a history and pattern of marketing unsafe products, asserting false marketing claims, or engaging in irresponsible marketing; (7) engage in irresponsible animal testing or widespread abuses of animals, such as in entertainment and factory farming; (8) receive significant revenues (>5%) from the production of firearms or military weapons systems, including key components; (9) produce or manufacture biological, chemical, or nuclear weapons, anti-personnel landmines, or cluster munitions (zero tolerance); (10) rank in the top 50 global defense contractors for weapons, (11) receive significant revenues (>5%) from the exploration, extraction, production, manufacture, or refining of fossil fuels; (12) receive significant revenues (>30%) from the transportation, transmission, distribution, or retail sale of fossil fuels; (13) receive significant revenues (>10%) from the generation of coal-based electric power; (14) receive significant revenues (>30%) from the generation of combined fossil fuel-based electric power; (15) receive significant revenues (>50%) from the production or provision of dedicated equipment or services for fossil fuel production or transportation; and (16) the mining of thermal coal.
We use our voice as a shareholder to raise environmental, social, and governance issues with the management of select portfolio companies through a variety of channels. These may include engaging in dialogue with management, participating in shareholder proposal filings, voting proxies in accordance with our proxy voting guidelines, and participating in the annual shareholder meeting process. Through this effort, we seek to encourage a company’s management toward greater transparency, accountability, disclosure and commitment to ESG issues. In order to prioritize the Adviser’s focus and impact, Boston Common has established a three-year engagement framework with two to three key initiatives across our three sustainability pillars -environmental, social and governance. Boston Common continues to review these initiatives on an annual basis and track engagement impact through our reporting.
Boston Common reviews ESG-related impacts by actively encouraging shareholders to participate in proxy voting. Boston Common reviews its custom proxy voting policy prior to the proxy season to ensure the Adviser’s custom voting policy captures the desired corporate engagements’ expectations. Boston Common reviews the proxy voting results with its proxy vendor's custom policy team at the end of the proxy season to ensure the expected outcomes were achieved.

Additionally, Boston Common measures and monitors its ESG engagement related impact by compiling the results of its direct dialogue with various portfolio holdings and the shareholder proposals initiated by Boston Common. In addition, Boston Common participates in both dialogue and shareholder proposals initiated by various industry-led coalition groups.
The Emerging Markets Fund will normally invest at least 80% of its net assets, plus borrowings for investment purposes, in the equity securities of companies either located in emerging market countries or which derive the majority of their revenue from emerging market countries and that meet the Adviser’s ESG criteria. Equity securities include common and preferred stocks, as well as in securities that are convertible into common stocks. The Emerging Markets Fund may also invest directly in securities denominated in foreign currencies or it may invest indirectly through ADRs, EDRs, and GDRs. The Emerging Markets Fund may also invest in other investment companies (including business development companies), exchange-traded funds (“ETFs”) and similarly structured pooled investments for the purpose of gaining exposure to certain markets while maintaining liquidity. The Adviser considers emerging markets to be those countries included in the MSCI Emerging Markets Index or classified by World Bank, the International Finance Corporation, and the United Nations (and its agencies). These countries are typically located in Central and Eastern Europe, Africa, the Middle East, Asia and Central and South America. The Emerging Markets Fund generally seeks to invest in companies that have market capitalizations of $2 billion or greater. The Fund may, from time to time, have significant exposure to one or more sectors of the market.
Strategy Portfolio Concentration [Text]	The Emerging Markets Fund will normally invest at least 80% of its net assets, plus borrowings for investment purposes, in the equity securities of companies either located in emerging market countries or which derive the majority of their revenue from emerging market countries and that meet the Adviser’s ESG criteria. Equity securities include common and preferred stocks, as well as in securities that are convertible into common stocks. The Emerging Markets Fund may also invest directly in securities denominated in foreign currencies or it may invest indirectly through ADRs, EDRs, and GDRs. The Emerging Markets Fund may also invest in other investment companies (including business development companies), exchange-traded funds (“ETFs”) and similarly structured pooled investments for the purpose of gaining exposure to certain markets while maintaining liquidity. The Adviser considers emerging markets to be those countries included in the MSCI Emerging Markets Index or classified by World Bank, the International Finance Corporation, and the United Nations (and its agencies). These countries are typically located in Central and Eastern Europe, Africa, the Middle East, Asia and Central and South America. The Emerging Markets Fund generally seeks to invest in companies that have market capitalizations of $2 billion or greater. The Fund may, from time to time, have significant exposure to one or more sectors of the market.
Boston Common ESG Impact U.S. Value Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
Boston Common Asset Management, LLC (“Boston Common” or the “Adviser”) seeks long term capital appreciation by investing in a diversified portfolio of common stocks and American Depositary Receipts (“ADRs”), European Depositary Receipts (“EDRs”) and Global Depositary Receipts (“GDRs”) of companies it believes have high quality are sustainable and are reasonably valued. The Adviser typically favors companies it believes have:
•Attractive long-term growth drivers (e.g., aligned with structural trends such as energy transition and digitalization).
•Strong balance sheets, stable earnings, and attractive profitability characteristics.
•Sound corporate governance and financial management.
•Valuations that are attractive relative to their growth outlook and fundamentals.
The Fund is generally diversified across major sectors. The Adviser applies a benchmark-aware yet not benchmark-constrained approach, allowing the flexibility to invest in high-conviction ideas across sectors and regions.
Stock Selection and ESG Integration
Investment ideas are generated through both bottom-up fundamental research and top-down sector and regional insights. Sustainability themes are regularly monitored for long-term growth opportunities. After a stock is identified, the Adviser conducts in-depth company-level analysis to evaluate financial strength, profitability, growth potential, and risk factors. This resulting fundamental profile is balanced against valuation metrics, including earnings and book value multiples, as well as discounted cash flows.
Here our research- driven conviction is enhanced by our 360-degree perspective where we integrate financial and environmental, social, and governance (“ESG”) criteria into the stock selection process. We believe markets typically misvalue the risks and opportunities presented by ESG issues, both in terms of the timing and the magnitude of outcomes. We believe shareholder engagement plays a critically important role in raising the sustainability profile of our portfolios and empowers company management to be long- term in its focus.

Boston Common’s ESG research process integrates information from disparate sources to form a holistic understanding of corporate performance. We may incorporate information from one or more third party ESG research providers, news sources, non-governmental organizations, and company and industry contacts. The Fund’s primary third party ESG research providers are MSCI ESG Ratings, MSCI ESG Metrics, MSCI ESG BISR Individual Screens, MSCI ESG Controversies, MSCI ESG BISR Global Sanctions, MSCI ESG Climate Change Metrics, and ISS Climate Impact Reporting. We endeavor to integrate financial and sustainability factors into our investment process because we believe ESG research helps us identify companies that will be successful over the long-term. We evaluate companies on (E)nvironmental issues, looking for organizations that demonstrate a higher level of environmental responsibility than their peers and understand that natural resources are limited. We favor companies that conserve natural resources, reduce volume and toxicity of waste generated, and manage direct and indirect greenhouse gas emissions. We assess a company’s commitment to (S)ocial standards including human rights, animal welfare, workplace health and safety, and fair treatment of employees globally. We appraise companies’ adherence to best practices in (G)overnance, including policies favoring transparency and accountability to shareholders, and a commitment to diversity. As a result, we believe ESG research helps improve portfolio quality and financial return potential.

Boston Common’s principal belief is that companies with better ESG performance tend to serve as better long-term investments. Boston Common does not prioritize ESG impacts over returns and will not purchase a security for ESG purposes that has not met our financial criteria as it relates to an attractive balance of fundamentals and valuations.

The Fund’s ESG issue areas, which affect people and the planet include, but are not limited to, the following: environment, energy, human rights and employment, community, product purity and safety, governance, and labor and employment. The Fund excludes tobacco, alcoholic beverages, gambling, animal welfare and weapons.

Boston Common’s ESG research process integrates information from disparate sources to form a holistic understanding of corporate performance. The Adviser reviews company filings, trade journals, and industry reports to understand a company’s products and activities, and place it in context with its peers. We search business and news databases to capture events and analyses related to corporate practices. Boston Common references additional databases that document defense contracts, legal proceedings, and environmental violations, plus we subscribe to specialized ESG data services. The research team communicates regularly with trade unions, nongovernmental organizations, activist groups, and government agencies about corporate behavior on the ground and in the far reaches of the world. Boston Common queries corporate management through meetings, letter campaigns, emails, and phone calls about areas of particular concern. Drawing on this mosaic of sources, our analysts distill conclusions about a company’s overall profile across the full set of ESG issue areas.

Boston Common selects stocks through bottom-up, fundamental research, while maintaining a disciplined approach to valuation and risk control. We may sell a security when its price reaches a set target if we believe that other investments are more attractive, or for other reasons we may determine.

Boston Common excludes companies that: (1) receive significant revenues (>5%) or have leading market share in production and marketing of tobacco products, including components; (2) receive significant revenues (>5%) or have leading market share in production and marketing of alcoholic beverages, including components; (3) receive significant revenues (>5%) or have leading market share from gambling devices or activities including lotteries and hotels with casinos; (4) operate or have direct equity ownership of nuclear power plants, mine or process uranium for fuel supply crucial components of nuclear power reactors (zero tolerance); (5) receive significant revenues (>10%) from nuclear power plant design, construction, maintenance or parts; (6) demonstrate a history and pattern of marketing unsafe products, asserting false marketing claims, or engaging in irresponsible marketing; (7) engage in irresponsible animal testing or widespread abuses of animals, such as in entertainment and factory farming; (8) receive significant revenues (>5%) from the production of firearms or military weapons systems, including key components; (9) produce or manufacture biological, chemical, or nuclear weapons, anti-personnel landmines, or cluster munitions (zero tolerance); (10) rank in the top 50 global defense contractors for weapons, ; (11) receive significant revenues (>5%) from the exploration, extraction, production, manufacture, or refining of fossil fuels; (12) receive significant revenues (>30%) from the transportation, transmission, distribution, or retail sale of fossil fuels; (13) receive significant revenues (>10%) from the generation of coal-based electric power; (14) receive significant revenues (>30%) from the generation of combined fossil fuel-based electric power; (15) receive significant revenues (>50%) from the production or provision of dedicated equipment or services for fossil fuel production or transportation; and (16) the mining of thermal coal.

We use our voice as a shareholder to raise environmental, social, and governance issues with the management of select portfolio companies through a variety of channels. These may include engaging in dialogue with management, participating in shareholder proposal filings, voting proxies in accordance with our proxy voting guidelines, and participating in the annual shareholder meeting process. Through this effort, we seek to encourage a company’s management toward greater transparency, accountability, disclosure and commitment to ESG issues. In order to prioritize the Adviser’s focus and impact, Boston Common has established a three-year engagement framework with two to three key initiatives across our three sustainability pillars -environmental, social and governance. Boston Common continues to review these initiatives on an annual basis and track engagement impact through our reporting.

Boston Common reviews ESG-related impacts by actively encouraging shareholders to participate in proxy voting. Boston Common reviews its custom proxy voting policy prior to the proxy season to ensure the Adviser’s custom voting policy captures the desired corporate engagements’ expectations. Boston Common reviews the proxy voting results with its proxy vendor's custom policy team at the end of the proxy season to ensure the expected outcomes were achieved.

Additionally, Boston Common measures and monitors its ESG engagement related impact by compiling the results of its direct dialogue with various portfolio holdings and the shareholder proposals initiated by Boston Common. In addition, Boston Common participates in both dialogue and shareholder proposals initiated by various industry-led coalition groups.

The Value Fund will normally invest at least 80% of its net assets, plus borrowings for investment purposes, in the equity securities of U.S. companies that we believe are high quality (lower debt/total capital, earnings stability and stable cash flow), sustainable and undervalued and that meet the Adviser’s ESG criteria. Equity securities include common and preferred stocks, as well as in securities that are convertible into common stocks. The Value Fund may also invest in other investment companies (including business development companies), exchange-traded funds (“ETFs”) and similarly structured pooled investments for the purpose of gaining exposure to certain markets while maintaining liquidity. The Value Fund generally seeks to invest in companies that have market capitalizations of $2 billion or greater. The Fund may, from time to time, have significant exposure to one or more sectors of the market.

Strategy Portfolio Concentration [Text]	The Value Fund will normally invest at least 80% of its net assets, plus borrowings for investment purposes, in the equity securities of U.S. companies that we believe are high quality (lower debt/total capital, earnings stability and stable cash flow), sustainable and undervalued and that meet the Adviser’s ESG criteria. Equity securities include common and preferred stocks, as well as in securities that are convertible into common stocks. The Value Fund may also invest in other investment companies (including business development companies), exchange-traded funds (“ETFs”) and similarly structured pooled investments for the purpose of gaining exposure to certain markets while maintaining liquidity. The Value Fund generally seeks to invest in companies that have market capitalizations of $2 billion or greater. The Fund may, from time to time, have significant exposure to one or more sectors of the market.